Note 7 - Sale of Greenstone Partnership (Details Textual) - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
	Jan. 19, 2021	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Adjustments for gain (loss) on disposal of investments in subsidiaries, joint ventures and associates				$ 97,274	$ (0)
Greenstone Partnership [member]
Statement Line Items [Line Items]
Proportion of ownership interest in joint operation				50.00%
Greenstone Partnership [member] | Disposal groups classified as held for sale [member]
Statement Line Items [Line Items]
Proportion of ownership interest in joint operation	50.00%
Disposal group, consideration	$ 210,000
Adjustments for gain (loss) on disposal of investments in subsidiaries, joint ventures and associates		$ 25,000	$ 72,300	$ 97,300
Estimated financial effect of contingent assets	$ 25,000